Stock-based Compensation - Activity of Unvested Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Underlying Options
Granted	616	773	1,057
Exercised	(531)		(1,961)
Weighted- Average Grant- Date Fair Value Per Option
Granted	$ 1.63	$ 0.82	$ 0.15
Forfeited	$ 0.15	$ 0.87	$ 0.15
Unvested Options
Shares Underlying Options
Beginning Balance	1,458	750	1,864
Granted	616	773	1,057
Vested	(80)	(15)
Forfeited	(30)	(50)	(210)
Exercised	(531)		(1,961)
Ending Balance	1,433	1,458	750
Weighted- Average Grant- Date Fair Value Per Option
Beginning Balance	$ 0.47	$ 0.15	$ 0.15
Granted	1.63	0.82	0.15
Vested	0.66	0.65
Forfeited	0.15	0.87	0.15
Exercised	1.66		0.15
Ending Balance	$ 0.53	$ 0.47	$ 0.15